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                         CENTRAL SECURITIES CORPORATION

                                   ----------

                         INTERIM REPORT TO STOCKHOLDERS

                            AS OF SEPTEMBER 30, 2006

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

To the Stockholders of

CENTRAL SECURITIES CORPORATION:

      Financial data for the quarter ended September 30, 2006 prepared by management without audit by our independent registered public accounting firm and other pertinent information are submitted herewith.

      Comparative market values of net assets are as follows:

                                                    Sept. 30, 2006    June 30, 2006   Dec. 31, 2005
                                                    --------------    -------------   -------------
Net assets .......................................    $588,315,485    $600,191,449     $573,979,905
Net assets per share of Common Stock                         29.91           29.69            27.65
      Shares of Common Stock outstanding .........      19,670,606      20,215,359       20,762,159

      Comparative operating results are as follows:

                                                                    Nine months ended September 30,
                                                                    -------------------------------
                                                                         2006             2005
                                                                         ----             ----
Net investment income ............................................    $ 7,018,095     $ 5,218,175
      Per share of Common Stock ..................................            .35*            .26*
Net realized gain on sale of investments .........................     34,340,340      33,854,099
Increase in net unrealized appreciation of investments ...........      4,366,522      13,866,084
Increase in net assets resulting from operations .................     45,724,957      52,938,358

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*     Per-share   data  are  based  on  the  average  number  of  Common  shares outstanding during the nine-month period.

      In the quarter ended September 30, 2006 the Corporation repurchased 544,753 shares of its Common Stock at an average price of $25.41. The Corporation may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders. Purchases may be made on the American Stock Exchange or in transactions directly with stockholders.

      Stockholders' inquiries are welcome.

                                                  CENTRAL SECURITIES CORPORATION

                                                    WILMOT H. KIDD, President

630 Fifth Avenue
New York, NY 10111
October 17, 2006


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


                          PRINCIPAL PORTFOLIO CHANGES
                          July 1 to September 30, 2006
                    (Common Stock unless specified otherwise)

                                                    Number of Shares
                                         ---------------------------------------
                                                                       Held
                                                                   September 30,
                                         Purchased      Sold           2006
                                         ---------      ----       -------------

Agilent Technologies, Inc. ............   142,400                      942,400
Arbinet-thexchange, Inc. ..............   105,000                    1,005,000
Arch Coal, Inc. .......................   100,000                      100,000
Cincinnati Bell Inc. ..................                100,000         400,000
Cirrus Logic, Inc. ....................    20,000                      120,000
Hewitt Associates, Inc. ...............   300,000                      400,000
Kerr-McGee Corporation ................                400,000              --
Neoware, Inc. .........................   650,000                    1,000,000
PolyOne Corporation ...................                 11,000         609,000
Schering-Plough Corporation ...........                450,000              --
Solectron Corporation .................                200,000       1,800,000
Sonus Networks, Inc. ..................   500,000                    2,500,000
TransMontaigne Inc. ...................              1,100,000              --
The TriZetto Group, Inc. ..............   124,600                    1,150,000
Tronox Inc. ...........................                 40,328              --
Tyco International Ltd. ...............   200,000                      400,000
Unisys Corporation ....................                900,000              --
Vical Inc. ............................                  5,100         134,900


                             TEN LARGEST INVESTMENTS

                                                  September 30, 2006
                                                  ------------------         % of       Year First
                                                  Cost         Value      Net Assets     Acquired
                                                  ----         -----      ----------    ----------
                                                     (millions)
The Plymouth Rock Company, Inc. ..............   $ 2.2        $119.0        20.2%          1982
Convergys Corporation ........................    24.1          32.0         5.4           1998
Brady Corporation ............................     3.5          32.0         5.4           1984
The Bank of New York Company, Inc. ...........    15.5          30.9         5.2           1993
Agilent Technologies, Inc. ...................    23.9          30.8         5.2           2005
Murphy Oil Corporation .......................     3.7          28.5         4.8           1974
Capital One Financial Corporation ............     1.4          23.6         4.0           1994
Intel Corporation ............................     0.4          20.2         3.4           1986
Dover Corporation ............................    13.0          19.0         3.2           2003
Roper Industries, Inc. .......................     9.0          18.3         3.1           2003


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

                               BOARD OF DIRECTORS

                         C. Carter Walker, Jr., Chairman
                                Simms C. Browning
                                Donald G. Calder
                                  Jay R. Inglis
                                Dudley D. Johnson
                                 Wilmot H. Kidd

                                    OFFICERS

                            Wilmot H. Kidd, President
                Charles N. Edgerton, Vice President and Treasurer
                         Marlene A. Krumholz, Secretary

                                     OFFICE

                                630 Fifth Avenue
                                    Suite 820
                               New York, NY 10111
                                  212-698-2020
                            866-593-2507 (toll free)
                            www.centralsecurities.com

                                    CUSTODIAN

                                 UMB Bank, N.A.
                                 Kansas City, MO

                          TRANSFER AGENT AND REGISTRAR

                        Computershare Trust Company, N.A.
                   P. O. Box 43069, Providence, RI 02940-3069
                                  800-756-8200
                              www.computershare.com

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                               KPMG LLP, New York


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